Basis of preparation	6 Months Ended
Jun. 30, 2020
Basis of preparation
Basis of preparation

1. Basis of preparation

NatWest Group’s condensed consolidated financial statements have been prepared in accordance with the Disclosure and

Transparency Rules of the Financial Conduct Authority and IAS 34 ‘Interim Financial Reporting’. The condensed consolidated financial statements should be read in conjunction with NatWest Group plc's (formerly The Royal Bank of Scotland Group plc) 2019 Annual Report and Accounts on Form 20-F which were prepared in accordance with International Financial Reporting Standards issued by the International Accounting Standards Board (IASB) and interpretations issued by the IFRS Interpretations Committee of the IASB as adopted by the European Union (EU) (together IFRS).

Going concern

In light of the current economic uncertainty we have updated our going concern assessment. Having reviewed NatWest Group’s forecasts, projections, including different potential scenarios and the effect of Covid-19, and other relevant evidence, the directors have a reasonable expectation that NatWest Group will continue in operational existence for the foreseeable future. Accordingly, the results for the period ended 30 June 2020 have been prepared on a going concern basis.